Property and equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

8      Property and Equipment

Movements in the carrying amount of property and equipment were as follows:

			Transportation
			equipment,
			office
		Technical	equipment	Right of use
		equipment and	and other	assets - Office
In thousands of USD	Buildings	machinery	equipment	and Warehouse	Total
Balance as of January 1, 2020	2,947	2,707	13,347	15,817	34,818
Additions and modifications	215	508	1,556	5,730	8,009
Disposals	(257)	(151)	(715)	—	(1,123)
Reclassification	82	(109)	34	—	7
Effect of translation	—	36	(30)	210	216
Balance as of December 31, 2020	2,987	2,991	14,192	21,757	41,927
Additions and modifications	381	829	5,957	4,092	11,259
Disposals	(540)	(344)	(1,591)	—	(2,475)
Reclassification	(336)	459	(123)	—	—
Effect of translation	(103)	(202)	(819)	(1,173)	(2,297)
Balance as of December 31, 2021	2,389	3,733	17,616	24,676	48,414
Accumulated depreciation
Balance as of January 1, 2020	(1,488)	(1,242)	(7,716)	(4,821)	(15,267)
Depreciation charge	(720)	(601)	(2,722)	(5,138)	(9,181)
Accumulated depreciation on disposals	257	151	712	—	1,120
Lease modifications	—	—	—	1,894	1,894
Reclassification	—	12	7	—	19
Effect of translation	(18)	(21)	32	(197)	(204)
Balance as of December 31, 2020	(1,969)	(1,701)	(9,687)	(8,262)	(21,619)
Depreciation charge	(402)	(834)	(2,804)	(5,405)	(9,445)
Accumulated depreciation on disposals	372	457	1,442	—	2,271
Lease modifications	—	—	—	861	861
Reclassification	152	(174)	40	—	18
Effect of translation	77	117	549	581	1,324
Balance as of December 31, 2021	(1,770)	(2,135)	(10,460)	(12,225)	(26,590)
Carrying amount as of December 31, 2020	1,018	1,290	4,505	13,495	20,308
Carrying amount as of December 31, 2021	619	1,598	7,156	12,451	21,824

Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As at January 1, 2020	10,996	10,298
Additions	5,786	5,821
Depreciation	(5,138)	—
Interest expense	—	1,516
Lease modifications	1,838	1,765
Payments	—	(6,084)
Effect of translation	13	72
As at January 1, 2021	13,495	13,388
Additions	3,485	3,427
Depreciation	(5,405)	—
Interest expense	—	1,527
Lease modifications	1,468	1,388
Payments	—	(6,615)
Effect of translation	(592)	(578)
As at December 31, 2021	12,451	12,537

During 2021, the Group’s main additions on Right of use assets include renewal lease contract for an office in Portugal, new lease contract for an office in Egypt, Tunisia and China and a warehouse facility in Egypt.

During 2020, the Group’s main additions on Right of use assets include new lease contracts for an office in Egypt, Nigeria and Portugal and a warehouse facility in Egypt.

The Group recognized rent expense from short-term leases of USD 1,740 thousand in the year ended December 31, 2021 (2020: USD 1,549 thousand and 2019: USD 1,883 thousand).

The following are the amounts recognized in profit or loss:

In thousands of USD	2019	2020	2021
Depreciation expense of right-of-use assets	(5,057)	(5,138)	(5,405)
Interest expense on lease liabilities	(1,447)	(1,516)	(1,527)
Expense relating to short-term leases	(1,883)	(1,549)	(1,740)
Total amount recognized in profit or loss	(8,387)	(8,203)	(8,672)

The Group had total cash outflows for leases of USD 6,615 thousand in 2021 (2020: USD 6,084 thousand and 2019: USD 5,331 thousand). The Group also had non-cash additions to right-of-use assets and lease liabilities of USD 3,485 thousand and USD 3,427 thousand in 2021, respectively (2020: USD 5,786 thousand and USD 5,821 thousand, respectively and 2019: USD 4,735 thousand and USD 4,679 thousand, respectively).